UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $702,062 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107     3390   502213 SH       SOLE                   502213
ALLEGIANT TRAVEL CO            COM              01748X102    17596   443894 SH       SOLE                   443894
AMARIN CORP PLC                SPONS ADR NEW    023111206      353   259901 SH  CALL SOLE                   259901
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      908    34575 SH       SOLE                    34575
AMERISOURCEBERGEN CORP         COM              03073E105    77912  4391900 SH       SOLE                  4391900
ANNTAYLOR STORES CORP          COM              036115103    10040  1258139 SH       SOLE                  1258139
APAC CUSTOMER SERVICES INC     COM              00185E106      636   124000 SH       SOLE                   124000
BANK OF AMERICA CORPORATION    COM              060505104     9900   750000 SH       SOLE                   750000
BECTON DICKINSON & CO          COM              075887109    23176   325000 SH       SOLE                   325000
BLACKBOARD INC                 NOTE 3.250% 7/0  091935AA4     9200 10000000 PRN      SOLE                 10000000
BLOUNT INTL INC NEW            COM              095180105     8373   972497 SH       SOLE                   972497
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    66064  3984587 SH       SOLE                  3984587
CARDIONET INC                  COM              14159L103    13164   806609 SH       SOLE                   806609
CENTURY ALUM CO                COM              156431108     3750   600000 SH       SOLE                   600000
CHRISTOPHER & BANKS CORP       COM              171046105     4969   740566 SH       SOLE                   740566
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     2584   487536 SH       SOLE                   487536
DOLLAR FINL CORP               COM              256664103    21222  1538910 SH       SOLE                  1538910
DONNELLEY R R & SONS CO        COM              257867101     7880   678100 SH       SOLE                   678100
GENWORTH FINL INC              COM CL A         37247D106     4893   700000 SH       SOLE                   700000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    38813   995200 SH       SOLE                   995200
GULFPORT ENERGY CORP           COM NEW          402635304    29028  4237621 SH       SOLE                  4237621
HEARTLAND PMT SYS INC          COM              42235N108    12892  1347089 SH       SOLE                  1347089
INTERACTIVE BROKERS GROUP IN   COM              45841N107    23140  1490000 SH       SOLE                  1490000
LORILLARD INC                  COM              544147101    24590   362852 SH       SOLE                   362852
MASTERCARD INC                 CL A             57636Q104    45330   270933 SH       SOLE                   270933
MASTERCARD INC                 CL A             57636Q104    16731   100000 SH  CALL SOLE                   100000
MCG CAPITAL CORP               COM              58047P107     1966   809195 SH       SOLE                   809195
MOVADO GROUP INC               COM              624580106      569    54000 SH       SOLE                    54000
NEOSTEM INC                    *W EXP 07/16/201 640650115       13   125000 SH       SOLE                   125000
NEOSTEM INC                    COM NEW          640650305      439   231254 SH       SOLE                   231254
NEOSTEM INC                    COM NEW          640650305      380   200000 SH  CALL SOLE                   200000
NEXMED INC                     COM              652903105     2024  4261715 SH  CALL SOLE                  4261715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4936   942019 SH       SOLE                   942019
NYMOX PHARMACEUTICAL CORP      COM              67076P102    14664  2932780 SH       SOLE                  2932780
OFFICEMAX INC DEL              COM              67622P101    13791  2195991 SH       SOLE                  2195991
PACIFIC SUNWEAR CALIF INC      COM              694873100     3730  1103668 SH       SOLE                  1103668
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5    11781 18590000 PRN      SOLE                 18590000
SCHEIN HENRY INC               COM              806407102    76720  1600000 SH       SOLE                  1600000
SKECHERS U S A INC             CL A             830566105    13389  1370458 SH       SOLE                  1370458
SOUTH FINL GROUP INC           COM              837841105     2975  2500000 SH       SOLE                  2500000
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105     2881   807067 SH       SOLE                   807067
SUNPOWER CORP                  DBCV 0.750% 8/0  867652AB5     3111  3400000 PRN      SOLE                  3400000
TECUMSEH PRODS CO              CL A             878895200     4648   478679 SH       SOLE                   478679
TERNIUM SA                     SPON ADR         880890108    25933  1502491 SH       SOLE                  1502491
TERRA INDS INC                 COM              880915103    10899   450000 SH       SOLE                   450000
UNION PAC CORP                 COM              907818108    22906   440000 SH       SOLE                   440000
WALTER INVT MGMT CORP          COM              93317W102     7773   585295 SH       SOLE                   585295